10-Q Segment reporting - Narrative (Details) - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2023
Segment Reporting [Abstract]
Number of operating segments	2	2	2
Number of reportable segments	2	2	2